FUTURE POLICY BENEFITS - Schedule of Changes in Liability for Future Policy Benefits (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Present value of expected future policy benefits:
Balance, end of period	$ 11,676	$ 10,365
Total future policy benefits	10,920		$ 9,813
Annuity
Present value of expected future policy benefits:
Balance, end of period	6,877	4,929
Life
Present value of expected future policy benefits:
Balance, end of period	4,799	5,436
Future Policy Benefits
Present value of expected net premiums:
Balance, beginning of period	3,145	3,520
Beginning balance at original discount rate	3,253	3,825
Effect of changes in cash flow assumptions			(62)	$ 1
Effect of actual variances from expected experience			(28)	(25)
Adjusted beginning of period balance			3,163	3,801
Issuances	1,312	722
Interest accrual	71	63
Net premiums collected	(1,457)	(847)
Derecognitions (lapses and withdrawals)	(1)	(1)
Ending balance at original discount rate	3,090	3,740
Effect of changes in discount rate assumptions	(235)	(238)
Balance, end of period	2,855	3,502
Present value of expected future policy benefits:
Balance, beginning of period	10,771	9,582
Beginning balance at original discount rate	11,186	10,548
Effect of changes in cash flow assumptions			86	(11)
Effect of actual variances from expected experience			(14)	(43)
Adjusted beginning of period balance			11,258	10,494
Acquisition from business combination	311
Issuances	1,319	725
Interest accrual	245	180
Benefit payments	(540)	(361)
Derecognitions (lapses and withdrawals)	2	1
Foreign currency translation	(114)	75
Ending balance at original discount rate	12,481	11,114
Effect of changes in discount rate assumptions	(858)	(743)
Effect of foreign currency translation on the effect of changes in discount rate assumptions		6
Balance, end of period	11,623	10,365
Total future policy benefits	8,768	6,863
Less: Reinsurance recoverables	(81)	(102)
Net liability for future policy benefits, after reinsurance recoverable	8,687	6,761
Future Policy Benefits | Annuity
Present value of expected net premiums:
Balance, beginning of period	0	0
Beginning balance at original discount rate	0	0
Effect of changes in cash flow assumptions			0	0
Effect of actual variances from expected experience			6	1
Adjusted beginning of period balance			6	1
Issuances	1,280	664
Interest accrual	9	6
Net premiums collected	(1,295)	(671)
Derecognitions (lapses and withdrawals)	0	0
Ending balance at original discount rate	0	0
Effect of changes in discount rate assumptions	0	0
Balance, end of period	0	0
Present value of expected future policy benefits:
Balance, beginning of period	5,731	4,252
Beginning balance at original discount rate	5,909	4,673
Effect of changes in cash flow assumptions			12	(12)
Effect of actual variances from expected experience			19	(16)
Adjusted beginning of period balance			5,940	4,645
Acquisition from business combination	311
Issuances	1,287	667
Interest accrual	144	92
Benefit payments	(312)	(214)
Derecognitions (lapses and withdrawals)	1	0
Foreign currency translation	(114)	75
Ending balance at original discount rate	7,257	5,265
Effect of changes in discount rate assumptions	(353)	(331)
Effect of foreign currency translation on the effect of changes in discount rate assumptions		6
Balance, end of period	6,904	4,928
Total future policy benefits	6,904	4,928
Less: Reinsurance recoverables	(35)	(54)
Net liability for future policy benefits, after reinsurance recoverable	$ 6,869	$ 4,874
Weighted-average liability duration of future policy benefits (years)	8 years	9 years
Weighted average interest accretion rate	5.00%	4.00%
Weighted average current discount rate	5.00%	6.00%
Liability remeasurement gain (loss)	$ (60)	$ 1
Future Policy Benefits | Life
Present value of expected net premiums:
Balance, beginning of period	3,145	3,520
Beginning balance at original discount rate	3,253	3,825
Effect of changes in cash flow assumptions			(62)	1
Effect of actual variances from expected experience			(34)	(26)
Adjusted beginning of period balance			3,157	3,800
Issuances	32	58
Interest accrual	62	57
Net premiums collected	(162)	(176)
Derecognitions (lapses and withdrawals)	(1)	(1)
Ending balance at original discount rate	3,090	3,740
Effect of changes in discount rate assumptions	(235)	(238)
Balance, end of period	2,855	3,502
Present value of expected future policy benefits:
Balance, beginning of period	5,040	5,330
Beginning balance at original discount rate	5,277	5,875
Effect of changes in cash flow assumptions			74	1
Effect of actual variances from expected experience			(33)	(27)
Adjusted beginning of period balance			$ 5,318	$ 5,849
Acquisition from business combination	0
Issuances	32	58
Interest accrual	101	88
Benefit payments	(228)	(147)
Derecognitions (lapses and withdrawals)	1	1
Foreign currency translation	0	0
Ending balance at original discount rate	5,224	5,849
Effect of changes in discount rate assumptions	(505)	(412)
Effect of foreign currency translation on the effect of changes in discount rate assumptions		0
Balance, end of period	4,719	5,437
Total future policy benefits	1,864	1,935
Less: Reinsurance recoverables	(46)	(48)
Net liability for future policy benefits, after reinsurance recoverable	$ 1,818	$ 1,887
Weighted-average liability duration of future policy benefits (years)	16 years	16 years
Weighted average interest accretion rate	5.00%	5.00%
Weighted average current discount rate	6.00%	5.00%